COST METHOD INVESTMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cost method investments:
Cost method investment	$ 7,347	$ 7,347
OLT Offshore LNG Toscana S.p.A (OLT–O)
Cost method investments:
Cost method investment	$ 7,347	$ 7,347
Cost method investment, ownership percentage	2.70%